INSURANCE CLAIMS AND CHANGES IN INSURANCE AND INVESTMENT CONTRACT LIABILITIES - Schedule of Insurance Claims (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life insurance and participating investment contracts
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	£ 2,065	£ (6,588)	£ (993)
Non-participating investment contracts
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	2,065	(6,588)	(993)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	12,401	(21,120)	(14,041)
Reinsurers’ share	(17)	(16)
Insurance claims
Life insurance and participating investment contracts
Claims and surrenders	(8,270)	(9,063)	(7,670)
Non-participating investment contracts
Reinsurers’ share	234	285	418
Receipts from premiums and claims, annuities and other policy benefits	12,754	(20,833)	(13,780)
Change in unallocated surplus	60	35	57
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	12,401	(21,120)	(14,041)
Insurance claims | Deaths
Life insurance and participating investment contracts
Claims and surrenders	(731)	(790)	(694)
Insurance claims | Maturities including surrenders
Life insurance and participating investment contracts
Claims and surrenders	(6,161)	(6,915)	(5,514)
Insurance claims | Annuities
Life insurance and participating investment contracts
Claims and surrenders	(1,213)	(1,194)	(1,171)
Insurance claims | Other
Life insurance and participating investment contracts
Claims and surrenders	(165)	(164)	(291)
Insurance claims | Other assets
Non-participating investment contracts
Reinsurers’ share	234	290
Insurance claims | Financial assets at fair value through profit or loss
Non-participating investment contracts
Reinsurers’ share	0	(5)
Insurance claims | Life insurance and participating investment contracts
Non-participating investment contracts
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	(12,814)	20,798	13,723
Insurance claims | Total non-life insurance claims, net of reinsurance
Non-participating investment contracts
Insurance claims and changes in insurance and investment contract liabilities	(413)	(322)	(318)
Insurance claims | Total non-life insurance claims, net of reinsurance | Weather-related claims, net of reinsurance
Non-participating investment contracts
Insurance claims and changes in insurance and investment contract liabilities	(116)	(30)
Insurance claims | Total non-life insurance claims, net of reinsurance | Severe Weather Related Claims
Non-participating investment contracts
Insurance claims and changes in insurance and investment contract liabilities	(108)	(11)
Participating investment contracts | Insurance claims
Life insurance and participating investment contracts
Change in insurance and participating investment contracts (note 31)	16,624	(7,474)	(4,590)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	8,354	(16,537)	(12,260)
Non-participating investment contracts
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	8,354	(16,537)	(12,260)
Non-participating investment contracts | Insurance claims
Life insurance and participating investment contracts
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	12,520	(21,118)	(14,198)
Non-participating investment contracts
Change in non-participating investment contracts	4,166	(4,581)	(1,938)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	£ 12,520	£ (21,118)	£ (14,198)